Document and Entity Information	12 Months Ended
Sep. 30, 2012
Document And Entity Information
Entity Registrant Name	Zodiac Exploration Corp.
Entity Central Index Key	0001501010
Document Type	20-F
Document Period End Date	Sep 30, 2012
Amendment Flag	false
Current Fiscal Year End Date	--09-30
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding	359,635,408
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012

Consolidated Balance Sheet (CAD) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Current Assets
Cash and cash equivalents	20,381	40,532
Accounts receivable	685	3,875
Prepaid expenditures	649	314
Total Current Assets	21,715	44,721
Property, plant and equipment	54,465	64,477
Total Assets	76,180	109,198
Current Liabilities
Accounts payable and accrued liabilities	1,295	6,990
Total Current Liabilities	1,295	6,990
Asset retirement obligation	308	385
Total Liabilities	1,603	7,375
Shareholders’ Equity
Share capital	114,541	114,424
Warrants	2,833	2,833
Contributed surplus	3,215	2,947
Deficit	(46,012)	(18,381)
Total shareholders’ equity	74,577	101,823
Total Liabilities and Stockholders' Equity	76,180	109,198

Consolidated Statement of Loss and Deficit (CAD) In Thousands, except Share data, unless otherwise specified	9 Months Ended	12 Months Ended		52 Months Ended
	Sep. 30, 2010	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012
Income Statement [Abstract]
Interest Income	42	194	215	605
Operating Expenses
General and administrative	1,876	3,629	3,824	11,361
Stock based compensation	814	499	1,546	3,043
Depreciation and accretion	33	340	45	447
Foreign exchange losses	(115)	195	64	184
Impairment of oil and gas properties		23,162	8,472	31,634
Writedown of KOS investment	25		25	50
Total Operating Expenses	2,633	27,825	13,976	46,719
Net Loss	(2,591)	(27,631)	(13,761)	(46,114)
Deficit, beginning of period	(2,029)	(18,381)	(4,620)
Deficit, end of period	(4,620)	(46,012)	(18,381)	(46,114)
Basic and diluted loss per share:	(0.02)	(0.08)	(0.04)
Weighted average shares outstanding during the period:	163,810,884	359,527,912	333,580,968

Consolidated Statement of Shareholders' Equity (CAD) In Thousands, except Share data	Common Stock Shares	Common Stock Amount	Contributed Surplus	Warrants	Acc. Deficit	Total Shareholders Equity
As at December 31, 2009 at Dec. 30, 2009	83,302,515	12,913	236	5,243	(2,029)	16,363
Common shares issued through private placement	83,190,127	15,091				15,091
Warrants issued through private placement				1,296		1,296
Common shares issued on exercise of stock options	72,503	25				25
Contributed surplus effect on exercise of options		6	(6)
Common shares issued	142,156,840	50,000				50,000
Share issue costs		(3,309)				(3,309)
Shares held by Peninsula shareholders pursuant to RTO	8,861,626	16				16
Warrants held by Peninsula shareholders pursuant to RTO				8		8
Stock-based compensation			871			871
Net loss					(2,591)	(2,591)
As at September 30, 2010	317,583,611	74,742	1,101	6,547	(4,620)	77,769
Common shares issued on exercise of stock options	340,750	101				101
Contributed surplus effect on exercise of options		31	(31)
Common shares issued on exercise of warrants	38,624,362	33,946				33,946
Original warrant valuation effect on exercise of warrants		3,714		(3,714)
Common shares issued to acquire property	2,700,018	1,890				1,890
Stock-based compensation			1,877			1,877
Net loss					(13,761)	(13,761)
As at September 30, 2011	359,248,741	114,424	2,947	2,833	(18,381)	101,823
Common shares issued on exercise of stock options	386,667	80				80
Contributed surplus effect on exercise of options		37	(37)
Stock-based compensation			306			306
Net loss					(27,631)	(27,631)
As at September 30, 2012 at Sep. 30, 2012	359,635,408	114,541	3,216	2,833	(46,012)	74,577

Consolidated Statement of Cash Flows (CAD) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended		52 Months Ended
	Sep. 30, 2010	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss for the period	(2,591)	(27,631)	(13,761)	(46,111)
Depreciation and accretion	33	340	45	447
Revision to asset retirement obligation		(82)		(82)
Stock based compensation	814	499	1,546	3,043
Impairment of assets	25	23,162	8,497	31,684
Foreign currency exchange gains (losses)	(115)	195	64	176
Change in accounts receivable	48	(10)	21	(52)
Change in prepaid expenditures	(107)	(442)	(35)	(505)
Change in accounts payable and accrued liabilities	227	(63)	(162)	214
TOTAL CASH FLOW FROM OPERATING ACTIVITIES	(1,666)	(4,032)	(3,785)	(11,186)
CASH FLOW FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(5,319)	(13,548)	(46,402)	(81,017)
Investment n KOS Energy Ltd.				(50)
Change in accounts receivable	17	3,200	(3,833)	(633)
Change in prepaid expenditures	(369)	108	258	(96)
Change in accounts payable and accrued liabilities	1,295	(5,661)	4,028	1,081
Reclamation of asset retirement obligation		(130)		29
NET CASH USED BY INVESTING ACTIVITIES	(4,376)	(16,031)	(45,949)	(80,686)
Proceeds from issuance of common stock	61,782			73,872
Proceeds from exercise of warrants	1,296		33,946	40,485
Proceeds from stock options exercised	25	80	101	206
NET CASH FROM BY FINANCING ACTIVITIES	63,103	80	34,047	114,563
Effect of exchange rate on cash and cash equivalents	115	(168)	(2,226)	(2,310)
Net cash increase (decrease) in cash and cash equivalents	57,176	(20,151)	(17,913)	20,381
Cash and cash equivalents at beginning of period	1,269	40,532	58,445
Cash and cash equivalents at end of period	58,445	20,381	40,532	20,381
Supplemental data:
Interest received	42	194	215	605

Organization and Operations of the Company	12 Months Ended
Sep. 30, 2012
Notes to Financial Statements
Organization and Operations of the Company (Expressed in Canadian $000’s except per share amounts)

1.	Organization and Operations of the Company

Zodiac Exploration Inc. (“Zodiac” or “the Company”) was formed as a result of the Reverse Takeover (“RTO”) structured under the Plan of Arrangement completed on September 28, 2010, in which Peninsula Resources Ltd. (“Peninsula”) acquired all of the outstanding shares of Zodiac Exploration Corp. in a share for share exchange (the “Transaction”). The Transaction entailed the amalgamation of Zodiac Exploration Corp. with 1543081 Alberta Ltd. (subsequently named Zodiac Exploration Corp.), a wholly owned subsidiary of Peninsula. Upon completion of the Transaction, Peninsula changed its name to Zodiac Exploration Inc. For financial reporting purposes, the Transaction was accounted for as a RTO that did not constitute a business combination, with Zodiac Exploration Corp. identified as the RTO acquirer and Peninsula the reverse takeover acquiree. These consolidated financial statements are those of Zodiac with the RTO accounted for as a capital transaction. The comparative information presented, including all information presented prior to September 28, 2010, is that of Zodiac Exploration Corp. as it has been deemed the continuing entity post RTO. Zodiac is principally engaged in the acquisition, exploration and development of oil and gas properties in the San Joaquin Basin in California. To date, the Company has had only incidental oil and gas revenues included as an offset to capital expenditures and is still considered to be in the development stage as defined by the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 915.

The Company has consolidated in its accounts the accounts of: Zodiac Exploration Corp.; Peninsula Resources (Barbados) Limited; and Zodiac USA Corp. (“Zodiac USA”), including Zodiac Kentucky LLC (“Zodiac Kentucky”) and Zodiac Energy LLC (“Zodiac Energy”). Peninsula Resources (Barbados) Limited was established by Peninsula Resources Ltd. prior to the RTO and is inactive. Zodiac Exploration Corp. (formerly 1543081 Alberta Ltd.) was the amalgamation vehicle for the RTO. Zodiac Kentucky and Zodiac Energy were established to carry on oil and gas exploration and development activities in the states of Kentucky and California, respectively. Both Zodiac Kentucky and Zodiac Energy are limited liability corporations, established under the laws of the state of Nevada and wholly owned by Zodiac USA. Zodiac Kentucky is inactive and no longer registered to operate in Kentucky.

At September 30, 2012, the Company has not yet achieved profitable operations, has accumulated a deficit of $46,012 (September 30, 2011 - $18,381) since its inception, and expects to incur further losses in the development of its business, which is typical of an oil and gas exploration company in the early stages of development. As at September 30, 2012, the Company’s cash balance was $20,381 (September 30, 2011 - $40,532) generated primarily from financings completed in the fiscal years ended September 30, 2011 and 2010.

The Company changed its fiscal year from December 31 to September 30, effective September 30, 2010. As a result, the figures in the consolidated statement of loss and deficit, and consolidated statement of cash flows are for the twelve months ended September 30, 2012 and 2011, and for the nine months ended September 30, 2010.

Significant Accounting Policies	12 Months Ended
Sep. 30, 2012
Accounting Policies [Abstract]
Significant Accounting Policies (Expressed in Canadian $000’s except per share amounts)

2.	Significant Accounting Policies

Basis of preparation

The consolidated financial statements are prepared in accordance with generally accepted accounting principles in the United States ("US GAAP"), are expressed in Canadian dollars and reflect the following significant accounting policies:

Principles of consolidation

The consolidated financial statements include the assets, liabilities and results of operations, after the elimination of intercompany transactions and balances, of the Company and its subsidiaries, all of which are wholly-owned.

Estimates by management

The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Certain accounting policies involve judgments and uncertainties to such an extent that there is reasonable likelihood that materially different amounts could have been reported under different conditions, or if different assumptions had been used.  The Company evaluates its estimates and assumptions on a regular basis.  The Company bases its estimates on historical experience and various other assumptions that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ from these estimates and assumptions used in preparation of the Company’s financial statements.

The Company uses estimates to calculate depreciation and accretion expense, to assess impairments of long-lived assets, to estimate asset retirement obligations, to estimate fair market value of investments, to calculate the fair value of warrants and stock options, and to estimate current tax expense.

Measurement uncertainty

Numerous assumptions and judgments are required in the fair value calculation of the asset retirement obligation including the ultimate settlement amounts, inflation factors, credit adjusted discount rates, and timing of settlement. To the extent future revisions to these assumptions impact the fair value of any existing asset retirement obligation (“ARO”) liability, a corresponding adjustment is made to the oil and gas property.

Impairment tests are carried out by the Company based upon the technical expertise of its personnel and are subject to measurement uncertainty.  The assumptions underlying the impairment tests are subject to change as circumstances dictate and additional information becomes available.

The assumptions used in the determination of the fair value of warrants and stock options issued are based on the use of the Black-Scholes pricing model, which includes estimates of the future volatility of the Company’s stock price, expected lives of the warrants and stock options, expected dividends and risk-free rate.

By their nature, these estimates are subject to measurement uncertainty, and the impact of differences between actual and estimated amounts on the financial statements of future periods could be material.

Cash and cash equivalents

Cash and cash equivalents include cash and highly liquid investments held in the form of bankers’ acceptances, money market investments and certificates of deposit with investment terms that are less than three months at the time of acquisition. These investments are stated at fair value, which approximates cost plus accrued interest.

Foreign currency translation

The financial statements of foreign subsidiaries are translated to Canadian ("CAD") dollars in accordance with the provisions of Statement of Financial Accounting Standards ("SFAS") No. 52, "Foreign Currency Translation" (ASC Topic 830.10).  The Company’s reporting currency is CAD dollars.  Monetary assets and liabilities denominated in foreign currencies are translated into CAD dollars at exchange rates prevailing at the balance sheet date and non-monetary assets and liabilities are translated at rates in effect on the date of the transaction. Revenues and expenses are translated at the average rate of exchange in effect during the period other than depreciation which is translated at historical rates. Exchange gains or losses arising from translation are included in operating expenses.

Property, plant and equipment

i. Petroleum and natural gas properties

The Company follows the full cost method of accounting whereby all costs related to the acquisition are initially capitalized on a country by country cost centre basis.  Costs capitalized include land acquisition costs, geological and geophysical expenditures, lease rentals on undeveloped properties, costs of drilling productive and non-productive wells, together with overhead and interest directly related to exploration and development activities, and lease and well equipment.

Gains or losses are not recognized upon disposition of petroleum and natural gas properties unless such a disposition would alter the rate of depletion and depreciation by more than 20%.

ii. Depletion

Costs capitalized are depleted and amortized on a cost centre basis using the unit-of-production method based on estimated proved petroleum and natural gas reserves before royalties as determined by independent engineers.  For purposes of this calculation, petroleum and natural gas reserves before royalties are converted to a common unit of measure on the basis of their relative energy content where one barrel of oil or liquids equals six thousand cubic feet of gas.

In determining its depletion base, the Company includes estimated future capital costs to be incurred in developing proved reserves and excludes the cost of significant unproved properties until it is determined whether proved reserves are attributable to the unproved properties or impairment has occurred.  Unproved properties are evaluated separately for impairment based on management’s assessment of future drilling.

During the period there has been no commercial production, and a depletion expense was not recognized.

iii. Ceiling test

Under the full cost method of accounting, a limit is placed on the carrying amount of petroleum and natural gas properties.  A ceiling test is performed on a cost centre basis to recognize and measure impairment, if any.

Impairment is recognized if the carrying amount of petroleum and natural gas properties, less the cost of unproved properties not subject to depletion (the “adjusted carrying amount”), exceeds the estimated undiscounted future cash flows from the Company’s proved reserves.  The future cash flows are based on forecast prices and costs, as provided by an independent third party.  If recognized, the magnitude of the impairment is measured by comparing the adjusted carrying amount to the estimated discounted future cash flows of the Company’s proved plus probable reserves.  Any recognized impairment is recorded as additional depletion and amortization expense.

iv. Other assets

Other assets are carried at cost and amortized over the estimated useful lives of the assets at various rates per annum calculated on a declining balance basis.

Asset retirement obligation

The Company recognizes the fair value of an asset retirement obligation in the period in which a well or related asset is drilled, constructed or acquired and when a reasonable estimate of the fair value can be made.  The fair value of the estimated ARO is recorded as a long-term liability, and equals the present value of estimated future cash flows, discounted using a risk-free interest rate adjusted for the Company’s credit standing.  The liability accretes until the date of expected settlement of the retirement obligations or the asset is sold and is recorded as an accretion expense.  The associated asset retirement costs are capitalized as part of the carrying value of the related assets.  The capitalized amount is amortized to earnings on a basis consistent with depreciation and depletion of the underlying assets. Actual restoration expenditures are charged to the accumulated obligation as incurred.  Any settlements are charged to income in the period of settlement.

Income taxes

Income taxes are accounted for using the liability method of income tax allocation.  Under the liability method, future income tax assets and liabilities are recorded to recognize future income tax inflows and outflows arising from the settlement or recovery of assets and liabilities at their carrying values.  Future income tax assets are also recognized for the benefits from tax losses and deductions that cannot be identified with particular assets or liabilities, provided those benefits are more likely than not to be realized.  Future income tax assets and liabilities are determined based on the substantively enacted tax laws and rates that are anticipated to apply in the period of realization.

The Company evaluates such tax reporting methods on a periodic basis to determine if any uncertain tax positions exist that would require the establishment of a loss contingency.  A loss contingency would be recognized if it were probable that a liability had been incurred as of the date of the financial statements and the amount of the loss could be reasonably estimated.

Amounts recognized are subject to estimate and judgment regarding the likely outcome of each uncertain tax position.  The amount that is ultimately incurred for an individual tax position or for all uncertain tax positions in the aggregate could differ from the amount recognized.  The Company has determined that no significant uncertain tax positions exist as of September 30, 2012 and September 30, 2011 as a full valuation allowance has been taken in the year then ended.

Financial instruments

The fair values of financial instruments, which include cash and cash equivalents, accounts receivables, accounts payable and accrued liabilities approximate their carrying values due to the relatively short maturity of these instruments.

Concentration of risk

The Company maintains its cash accounts primarily with one commercial bank in Canada and one commercial bank in the United States. The Company's cash accounts consist of deposits maintained in Canadian and U.S. dollars. Deposits in excess of insured amounts are an area of potential risk in that these entities may be affected by changes in economic and other conditions that could impact the Company's overall risk; to date, the Company has not incurred a loss in relation to this risk area.

Stock based compensation

Stock-based compensation cost for options is estimated at the grant date based on the award's fair value as calculated by the Black-Scholes option-pricing model and is recognized as expense over the estimated requisite service period. The Black-Scholes model requires various highly judgmental assumptions including volatility, forfeiture rates and expected option life. If any of the assumptions used in the Black-Scholes model change significantly, stock-based compensation expense for future grants may differ materially from that recorded in the current period.

Recent Accounting Developments	12 Months Ended
Sep. 30, 2012
Notes to Financial Statements
Recent Accounting Developments (Expressed in Canadian $000’s except per share amounts)

3.	Recent Accounting Developments

The Company has reviewed recently issued, but not yet adopted, accounting standards in order to determine their impact, if any, on the consolidated financial position, results of operations, and cash flows of the Company. Based on its review, the Company does not believe that any of the proposed accounting standards will have a significant impact on its financial position, results of operations, or cash flows.

Property, plant and equipment	12 Months Ended
Sep. 30, 2012
Property, Plant and Equipment [Abstract]
Property, plant and equipment (Expressed in Canadian $000’s except per share amounts)

4.	Property, plant and equipment

Property, plant and equipment consist of the following:

	Oil and gas properties	Other	Total
Net book value, September 30, 2010	$ 20,973	$ 64	$ 21,037
Additions	51,905	34	51,939
Impairment expense	(8,472)	-	(8,472)
Depreciation	-	(27)	(27)
Net book value, September 30, 2011	$ 64,406	$ 71	$ 64,477
Additions	13,331	24	13,355
Impairment expense	(23,162)	-	(23,162)
Depreciation	(177)	(28)	(205)
Net book value, September 30, 2012	$ 54,398	$ 67	$ 54,465

On January 31, 2011, Zodiac acquired, through farm in, a 75% working interest in approximately 21,500 acres located in Kings and Kern Counties in California for total proceeds of US$8,422. The transaction included the payment of US$5,614 in cash, the issuance of 2,700,018 shares with a deemed value of US$1,871 and provision of a work credit in respect of future cash calls made by Zodiac of US$936. In addition, Zodiac is required to pay approximately 92% of the costs to drill two wells to evaluate the Monterey and Kreyenhagen formations within this area by January 1, 2013 and January 1, 2014, respectively.

During the twelve months ended September 30, 2012, the Company capitalized $107 (twelve months ended September 30, 2011 - $1,510, nine months ended September 30, 2010 - $738) of general and administrative expenditures and stock-based compensation costs attributable to employees and consultants directly engaged in exploration activities.

At September 30, 2012, the balance of the oil and gas properties related to unproven properties, and the Company has not commenced principal operations, accordingly there has been no depletion or depreciation recorded against the oil and gas properties.

During the twelve months ended September 30, 2012, the Company recognized an impairment charge of $23,162 on its California assets. This impairment relates to an asset (land and drilling costs) whose lease was allowed to lapse as it was determined that it was not in the Company’s best interest to continue to explore and develop that specific area.

During the twelve months ended September 30, 2011, the Company recognized an impairment charge of $8,472 on its Nova Scotia assets. In determining the impairment charge for these assets, the Company considered (among others) the following factors: intent to drill by the operator of the Windsor Basin project; remaining lease term; geological and geophysical evaluations; and drilling results. The operator has since begun reclamation activities on the assets in question and the Company expects settlement of the liability within the year.

During the nine months ended September 30, 2010, the Company did not record an impairment charge.

Accounts Payable and Accrued Liabilities	12 Months Ended
Sep. 30, 2012
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities (Expressed in Canadian $000’s except per share amounts)

5.	Accounts Payable and Accrued Liabilities

Accounts payable as at September 30, 2012 & 2011 consist of the following:

	September 30, 2012 $	September 30, 2011 $
Trade accounts payable	1,078	6,490
Accrued liabilities	217	500
Total accounts payable and accrued liabilities	1,295	6,990

Asset Retirement Obligation	12 Months Ended
Sep. 30, 2012
Asset Retirement Obligation Disclosure [Abstract]
Asset Retirement Obligation (Expressed in Canadian $000’s except per share amounts)

6.	Asset Retirement Obligation

As at September 30, 2012, the Company has estimated the net present value of its total Asset Retirement Obligation ("ARO") to be $308 (September 30, 2011 - $385) based upon a total future undiscounted liability of $736 (September 30, 2011 - $1,080), where the liability settlement period has been estimated to occur over 1 to 25 years. During the three months ended March 31, 2012, the Company began incurring reclamation costs in the Windsor Basin in Nova Scotia. The Company calculated the net present value of ARO using a discount rate of 8% and an inflation rate of 2% to 3%.

	September 30, 2012 $	September 30, 2011 $
Balance, beginning of period	385	206
Liabilities incurred	-	179
Accretion expense	135	16
Liabilities settled	(130)	-
Revision to ARO inputs	(82)	(16)
Balance, end of period	308	385

Future Income Taxes	12 Months Ended
Sep. 30, 2012
Notes to Financial Statements
Future Income Taxes (Expressed in Canadian $000’s except per share amounts)

7.	Future Income Taxes
a)	The significant components of the Company's future tax assets and liabilities are as follows:
	September 30, 2012 $	September 30, 2011 $
Property, plant and equipment	1,384	2,397
Non-capital loss carryforward	2,877	2,482
Share issuance costs	515	752
Asset retirement obligation	60	60
Valuation allowance	(4,836)	(5,691)
	-	-
b)	The Company has estimated tax pools totaling $96,686 as follows:
	Rate of claim	September 30, 2012 $
U.S. tax pools	100%	77,343
Canadian tax pools	Various	19,343
		96,686

c)	FIT Rate Reconciliation
	Zodiac Exploration Corp	Zodiac USA Corp	Total
Expected (income) loss	4,121	23,510	27,631
US Federal & State tax rate	-	43.4%	-
Adjustment on consolidation	-	(43.4%)	-
Consolidated tax rate	29%	34%	-
	1,195	7,993	9,188
Future tax differences	10,504	-	10,504
Non-deductible	(6,863)	-	(6,863)
Change in tax rates	-	-	-
Valuation	(4,836)	(7,993)	(12,829)
	-	-	-

Share Capital	12 Months Ended
Sep. 30, 2012
Notes to Financial Statements
Share Capital (Expressed in Canadian $000’s except per share amounts)

8.	Share Capital

a) Authorized

Unlimited number of common shares with voting rights.

Unlimited number of preferred shares, issuable in series.

b) Issued

	Number of Common Shares	Amount $
Outstanding, September 30, 2010	317,583,611	74,742
Common shares issued to acquire property (note 4)	2,700,018	1,890
Common shares issued upon exercise of options and warrants	38,965,112	34,047
Equity effect on exercise of options and warrants	-	3,745
Outstanding, September 30 2011	359,248,741	114,424
Common shares issued upon exercise of options	386,667	80
Equity effect on exercise of options	-	37
Outstanding, September 30, 2012	359,635,408	114,541

c) Warrants
	Outstanding September 30, 2011	Expired	Outstanding September 30, 2012	Weighted Average Exercise Price $	Deemed Value $
Warrants issued on private placement	14,500,000	(14,500,000)	-	1.034	1,665
Warrants issued on private placement (i)	24,445,706	-	24,445,706	0.414	1,168
Outstanding, end of period	38,945,706	(14,500,000)	24,445,706	0.414	2,833
(i)	The Company issued 27,095,068 common share purchase warrants in conjunction with an equity raise during the fiscal year ended September 30, 2010. As of September 30, 2012, there are 24,445,706 common share purchase warrants outstanding with an exercise price of $0.414 per share, of which 12,325,008 expire on March 17, 2015, 11,088,539 expire on April 1, 2015 and 1,032,159 expire on April 9, 2015.
The fair values of the warrants issued were estimated as at the grant date using the Black-Scholes option pricing model. The weighted average assumptions used in the calculations are noted below:

2010
Risk-free interest rate	1.95%
Expected life	3.1 years
Expected volatility	71.3%
Fair value per whole warrant	$0.048

The remaining fair value of the warrants issued is $1,168 at September 30, 2012 (September 30, 2011 - $1,168), which was allocated from the gross proceeds received on the private placement.

d) Performance warrants

			September 30, 2012
	Number of Warrants	Weighted Average Exercise Price $	Weighted Average Remaining Contractual Life (years)
Balance, beginning of period	10,150,000	0.207	3.52
Forfeited	(2,900,000)	0.207	-
Balance, end of period	7,250,000	0.207	2.52

On April 6, 2010, the Company issued the equivalent of 10,150,000 performance warrants to officers of the Company. These performance warrants have an equivalent exercise price of $0.207 per share, a term of five years, are exercisable into one common share per performance warrant and vest in four equal increments with the initial increment occurring on a liquidity event for the Company. The RTO was the initial liquidity event for the performance warrants, and the initial liquidity price was equal to $0.352, the Zodiac Exploration Inc. equivalent price ($0.51 divided by 1.45) of the subscription receipt financing. The remaining warrants became exercisable in increments of 25% with each increase in the market price of the common shares of 33% from the original liquidity price, with 100% of the performance warrants being exercisable upon the achievement of a common share price equal to two times the initial liquidity price. All performance warrants vested in 2011. On July 29, 2012, 2,900,000 performance warrants held by a former officer were cancelled.

The fair value of the performance warrants issued was estimated as at the grant date using the Black-Scholes option pricing model. The compensation expense is recognized over the then expected vesting term. The estimate of this expense is adjusted for subsequent changes in the expected or actual outcome of the vesting requirements and any changes to this expense are recorded in the period of the change. The assumptions used in the calculation are noted below:

Risk-free interest rate	1.75%
Expected life	2.6 years
Expected volatility	75.4%
Fair value per whole warrant	$0.097

Compensation expense recognized for the twelve months ended September 30, 2012 was $73 (twelve months ended September 30, 2011 - $265). As a non-cash compensation expense, with an offsetting credit to contributed surplus. Since issuance, approximately 98% of the originally estimated fair value of the performance warrants has been recognized as compensation expense.

e) Stock options outstanding

Under the share option plan of the Company (the “Plan”), established on September 28, 2010, the number of common shares to be reserved and authorized for issuance pursuant to options granted under the Plan cannot exceed 10% of the total number of issued and outstanding shares of the Company. The 10% limit includes shares reserved for issuance upon the exercise of the performance warrants (Note 8 (d)). All currently issued options have terms of five years and vest over two to three years; the term, the vesting period and the price are determined at the discretion of the Board of Directors. However, the maximum option term shall not exceed five years.

The following table summarizes information about the Company’s stock options outstanding at September 30, 2012, and for changes that occurred during the nine month period then ended:

			September 30, 2012
	Number of Options	Weighted Average Exercise Price $	Weighted Average Remaining Contractual Life (years)
Balance, beginning of period	14,717,250	0.534	3.74
Granted	1,780,000	0.244	4.12
Forfeited	(6,532,500)	0.516	-
Exercised	(386,667)	0.207	-
Balance, end of period	9,578,083	0.487	2.93

As at September 30, 2012, the Company had 2,720,417 options granted but not yet vested.

The following table summarizes information about the Company’s stock options outstanding at September 30, 2011, and for changes that occurred during the year then ended:

			September 30, 2011
	Equivalent Number of Options	Weighted Average Exercise Price $	Weighted Average Remaining Contractual Life (years)
Balance, beginning of year	9,748,834	0.273	3.19
Granted	6,410,000	0.861	4.52
Forfeited	(1,100,834)	0.370	-
Exercised	(340,750)	0.295	-
Balance, end of year	14,717,250	0.534	3.74

f) Stock-based compensation

During the twelve months ended September 30, 2012, the Company granted 1,780,000 options to officers, directors, employees and consultants (twelve months ended September 30, 2011 – 6,410,000). The terms of the grant are consistent with the Plan and options are exercisable at an average price of $0.244 per option and expire five years after the grant date. The fair value of the options granted is estimated as at the grant date using the Black-Scholes option pricing model. The weighted average assumptions used in the calculation are noted below:

	2012	2011
Risk-free interest rate	1.12%	1.86%
Expected life	3.0 years	3.0 years
Expected volatility	71.11%	71.11%
Forfeiture rate	1.94%	1.94%
Fair value per option	$0.089	$0.412

Compensation expense recognized for the twelve months ended September 30, 2012 was $233 (twelve months ended September 30, 2011 - $1,612). Of the total compensation expense for the twelve months ended September 30, 2012, $426 (September 30, 2011 - $1,281) has been recorded as a stock-based compensation expense related to options issuances and $(193) (September 30, 2011 - $331) has been capitalized for options issued to employees and consultants directly involved in exploration activities. The total amount has been recorded with an offsetting credit to contributed surplus.

g) Per share data

Basic earnings per share are calculated based on the weighted average number of shares outstanding during the twelve months ended September 30, 2012 of 359,635,408 (September 30, 2011 – 333,580,968). The treasury stock method is used for the calculation of diluted loss per share. Under this method, it is assumed that proceeds from the exercise of dilutive securities are used by the Company to repurchase Company shares at the average price during the period. Application of this methodology was anti-dilutive for the period. The issued and outstanding warrants, performance warrants, and vested stock options of 24,445,706, 7,250,000 and 6,857,666, respectively, were not dilutive as the Company is in a loss position.

Financial Instruments	12 Months Ended
Sep. 30, 2012
Notes to Financial Statements
Financial Instruments (Expressed in Canadian $000’s except per share amounts)

9.	Financial Instruments

a) Fair value measurement

ASC Topic 820.10 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. ASC 820.10 applies whenever other statements require or permit assets or liabilities to be measured at fair value. The Company's financial assets and liabilities are measured at fair value on a recurring basis. The Company discloses its recognized non-financial assets and liabilities, such as asset retirement obligations and other property and equipment at fair value on a non-recurring basis. For non-financial assets and liabilities, the Company is required to disclose information that enables users of its financial statements to assess the inputs used to develop said measurements. The Company recognized an impairment in its California non-financial assets during the year ended September 30, 2012 and its Nova Scotia non-financial assets during the year ended September 30, 2011 (note 4).

ASC 820.10 requires that assets and liabilities carried at fair value be classified and disclosed based on the following hierarchy for fair value measurements:

Level 1	Quoted prices in active markets for identical assets or liabilities.
Level 2	Observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets; quoted prices for identical or similar assets and liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.
Level 3	Unobservable inputs, where there is little or no market activity for the asset or liability. These inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability, based on the best information available.

The level within which the financial asset or liability is classified is determined based on the lowest level of significant input to the fair value measurement. The fair value of the investment is determined by the best available information including regard for market conditions and other factors that a market participant would consider for such investments.

b) Credit risk

Credit risk is the risk of financial loss to the Company if a counterparty to a financial instrument fails to meet its contractual obligations, and arises principally from the Company's receivables from joint venture partners.

The majority of the Company's receivables are from its industry partners, where the receivables have not been collateralized. To date, the Company has not experienced any bad debts and maintains no allowance for doubtful accounts. The Company's cash and cash equivalents are held by two financial institutions, one in Canada and the other in the US.

The carrying amount of trade accounts receivable, cash and cash equivalents represent the Company's maximum credit exposure.

Commitments	12 Months Ended
Sep. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments (Expressed in Canadian $000’s except per share amounts)

10.	Commitments

a)	The Company holds an operating lease agreement for office space in Calgary, Alberta commencing on March 1, 2012 and ending on February 28, 2017. The annual average basic rent obligation is $110, payable in monthly instalments of $9. In addition to the basic rent, additional rent is payable monthly, and includes the Company’s proportionate share of all operating costs and taxes.

b)	The Company held an operating lease agreement for the lease of office space in Bakersfield, California commencing July 1, 2010 and ending on September 30, 2012. The annual basic rent obligation is US$37 per annum, payable in monthly instalments of US$3. In addition to the basic rent, additional rent is payable monthly, and includes the Company’s proportionate share of all operating costs and taxes. During the year, the Company signed a new five year lease, beginning July 1, 2012, for the Bakersfield, California office space. The annual average basic rent obligation will be US$77 per annum, payable in average monthly instalments of USD$6. As with the prior lease, additional rent will be payable monthly, which will include the Company’s proportionate share of all operating costs and taxes.

Subsequent events	12 Months Ended
Sep. 30, 2012
Subsequent Events [Abstract]
Subsequent events (Expressed in Canadian $000’s except per share amounts)

11.	Subsequent events

On October 23, 2012, the Company announced that it had signed a farmout agreement with Aera Energy LLC, whereby Aera has acquired the right to earn a 50% interest in approximately 19,600 net acres of Zodiac lands located in Kings Country, California.

Segmented information	12 Months Ended
Sep. 30, 2012
Notes to Financial Statements
Segmented information (Expressed in Canadian $000’s except per share amounts)

12.	Segmented information

The Company’s primary operations are limited to a single industry being the acquisition, exploration for, and development of petroleum and natural gas. Geographical segmentation is as follows:

	Twelve months ended September 30, 2012 ($)
	Corporate	United States	Total
Interest income	170	24	194
Depreciation and accretion	28	312	340
Net loss	(3,685)	(23,946)	(27,631)
Property, plant and equipment	48	54,417	54,465
Total assets	37,681	38,499	76,180

	Twelve months ended September 30, 2011 ($)
	Canada	United States	Total
Interest income	215	-	215
Depreciation and accretion	43	2	45
Net loss	(12,084)	(1,677)	(13,761)
Property, plant and equipment	63	64,414	64,477
Total assets	38,678	70,520	109,198

	Nine months ended September 30, 2010 ($)
	Canada	United States	Total
Interest income	42	-	42
Depreciation and accretion	32	1	33
Net loss	(2,462)	(129)	(2,591)
Property, plant and equipment	9,918	11,120	21,038
Total assets	68,832	11,276	80,108

Comparative Figures	12 Months Ended
Sep. 30, 2012
Notes to Financial Statements
Comparative Figures (Expressed in Canadian $000’s except per share amounts)
13.	Comparative Figures
Certain of the comparative figures were reclassified from statements previously presented to conform to the current period presentation.